Segmental analysis	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Segmental analysis	Segmental analysis
During the first quarter of 2021, the group's reportable segments were changed consistent with a change in the way that resources are allocated and performance is assessed from that date, by the chief operating decision maker, who for bp is the chief executive officer. From the first quarter of 2021, the group's reportable segments are gas & low carbon energy, oil production & operations, customers & products, and Rosneft. At 31 December 2020, the group's reportable segments were Upstream, Downstream and Rosneft.
Gas & low carbon energy comprises regions with upstream businesses that predominantly produce natural gas, gas marketing and trading activities and the group's solar, wind and hydrogen businesses. Gas producing regions were previously in the Upstream segment. The group's renewables businesses were previously part of 'Other businesses and corporate'.
Oil production & operations comprises regions with upstream activities that predominantly produce crude oil. These activities were previously in the Upstream segment.
Customers & products comprises the group’s customer-focused businesses, spanning convenience and mobility, which includes fuels retail and next-gen offers such as electrification, as well as aviation, midstream, and Castrol lubricants. It also includes our oil products businesses, refining & trading. The petrochemicals business is reported in restated comparative information as part of the customers and products segment up to its sale in December 2020. The customers & products segment is, therefore, substantially unchanged from the former Downstream segment.
The Rosneft segment was unchanged and continues to include equity-accounted earnings from the group's investment in Rosneft. The group will cease to report Rosneft as a separate segment in the group's financial reporting for 2022. See Note 37 Events after the reporting period.
Other businesses and corporate comprises the group’s shipping and treasury functions, and corporate activities worldwide.
2020 and 2019 have been restated in Notes 4 and 13 to reflect the changes in reportable segments. References to segments have also changed in Notes 2, 7, 15 and 27.
The accounting policies of the operating segments are the same as the group’s accounting policies described in Note 1. However, IFRS requires that the measure of profit or loss disclosed for each operating segment is the measure that is provided regularly to the chief operating decision maker for the purposes of performance assessment and resource allocation. For bp, this measure of profit or loss is replacement cost profit or loss before interest and tax which reflects the replacement cost of supplies by excluding from profit or loss before interest and tax inventory holding gains and losses[a]. Replacement cost profit or loss before interest and tax for the group is not a recognized measure under IFRS.
Sales between segments are made at prices that approximate market prices, taking into account the volumes involved. Segment revenues and segment results include transactions between business segments. These transactions and any unrealized profits and losses are eliminated on consolidation, unless unrealized losses provide evidence of an impairment of the asset transferred. Sales to external customers by region are based on the location of the group subsidiary which made the sale. The UK region includes the UK-based international activities of customers & products.
All surpluses and deficits recognized on the group balance sheet in respect of pension and other post-retirement benefit plans are allocated to Other businesses and corporate. However, the periodic expense relating to these plans is allocated to the operating segments based upon the business in which the employees work.
Certain financial information is provided separately for the US as this is an individually material country for bp, and for the UK as this is bp’s country of domicile.

[a]    Inventory holding gains and losses represent the difference between the cost of sales calculated using the replacement cost of inventory and the cost of sales calculated on the first-in first-out (FIFO) method after adjusting for any changes in provisions where the net realizable value of the inventory is lower than its cost. Under the FIFO method, which we use for IFRS reporting, the cost of inventory charged to the income statement is based on its historical cost of purchase or manufacture, rather than its replacement cost. In volatile energy markets, this can have a significant distorting effect on reported income. The amounts disclosed represent the difference between the charge to the income statement for inventory on a FIFO basis (after adjusting for any related movements in net realizable value provisions) and the charge that would have arisen based on the replacement cost of inventory. For this purpose, the replacement cost of inventory is calculated using data from each operation’s production and manufacturing system, either on a monthly basis, or separately for each transaction where the system allows this approach. The amounts disclosed are not separately reflected in the financial statements as a gain or loss. No adjustment is made in respect of the cost of inventories held as part of a trading position and certain other temporary inventory positions.
4. Segmental analysis – continued

							$ million
							2021
By business	gas & low carbon energy	oil production & operations	customers & products	Rosneft	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	30,840	24,519	130,095	—	1,724	(29,439)	157,739
Less: sales and other operating revenues between segments	(4,563)	(22,408)	(1,226)	—	(1,242)	29,439	—
Third party sales and other operating revenues	26,277	2,111	128,869	—	482	—	157,739
Earnings from joint ventures and associates – after interest and tax	426	576	385	2,694	(82)	—	3,999
Segment results
Replacement cost profit (loss) before interest and taxation	2,133	10,501	2,208	2,429	(2,777)	(67)	14,427
Inventory holding gains (losses)[a]	33	8	3,355	259	—	—	3,655
Profit (loss) before interest and taxation	2,166	10,509	5,563	2,688	(2,777)	(67)	18,082

Finance costs							(2,857)
Net finance expense relating to pensions and other post-retirement benefits							2
Profit before taxation							15,227
Other income statement items
Depreciation, depletion and amortization
US	80	3,174	1,349	—	94	—	4,697
Non-US	4,384	3,354	1,651	—	719	—	10,108
Charges for provisions, net of write-back of unused provisions, including change in discount rate	173	7	3,063	—	477	—	3,720
Segment assets
Investments in joint ventures and associates	5,224	8,044	3,291	14,354	70	—	30,983
Additions to non-current assets[b]	4,963	6,090	3,940	—	1,007	—	16,000
[a]    See explanation of inventory holding gains and losses on page 200.
[b]    Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
4. Segmental analysis – continued

							$ million
							2020
By business	gas & low carbon energy	oil production & operations	customers & products	Rosneft	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	16,275	17,234	90,744	—	1,666	(19,975)	105,944
Less: sales and other operating revenues between segments	(2,708)	(15,879)	(158)	—	(1,230)	19,975	—
Third party sales and other operating revenues	13,567	1,355	90,586	—	436	—	105,944
Earnings from joint ventures and associates – after interest and tax	(45)	(327)	214	(229)	(16)	—	(403)
Segment results
Replacement cost profit (loss) before interest and taxation	(7,068)	(14,583)	3,418	(149)	(579)	89	(18,872)
Inventory holding gains (losses)[a]	19	(2)	(2,796)	(89)	—	—	(2,868)
Profit (loss) before interest and taxation	(7,049)	(14,585)	622	(238)	(579)	89	(21,740)

Finance costs							(3,115)
Net finance expense relating to pensions and other post-retirement benefits							(33)
Profit before taxation							(24,888)
Other income statement items
Depreciation, depletion and amortization
US	96	3,700	1,359	—	39	—	5,194
Non-US	3,361	4,087	1,631	—	616	—	9,695
Charges for provisions, net of write-back of unused provisions, including change in discount rate	(2)	58	1,903	—	543	—	2,502
Segment assets
Investments in joint ventures and associates	3,663	8,154	3,671	11,808	41	—	27,337
Additions to non-current assets[b]	3,507	5,321	5,359	—	570	—	14,757
[a]    See explanation of inventory holding gains and losses on page 200.
[b]    Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
4. Segmental analysis – continued

							$ million
							2019
By business	gas & low carbon energy	oil production & operations	customers & products	Rosneft	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	27,045	28,702	132,864	—	1,418	(30,722)	159,307
Less: sales and other operating revenues between segments	(3,097)	(25,870)	(973)	—	(782)	30,722	—
Third party sales and other operating revenues	23,948	2,832	131,891	—	636	—	159,307
Earnings from joint ventures and associates – after interest and tax	81	518	374	2,295	(11)	—	3,257
Segment results
Replacement cost profit (loss) before interest and taxation	2,945	1,049	6,502	2,316	(1,848)	75	11,039
Inventory holding gains (losses)[a]	(6)	(2)	685	(10)	—	—	667
Profit (loss) before interest and taxation	2,939	1,047	7,187	2,306	(1,848)	75	11,706

Finance costs							(3,489)
Net finance expense relating to pensions and other post-retirement benefits							(63)
Profit before taxation							8,154
Other income statement items
Depreciation, depletion and amortization
US	79	4,614	1,335	—	34	—	6,062
Non-US	5,067	4,552	1,586	—	513	—	11,718
Charges for provisions, net of write-back of unused provisions, including change in discount rate	(9)	127	507	—	560	—	1,185
Segment assets
Investments in joint ventures and associates	4,695	9,038	3,609	12,927	56	—	30,325
Additions to non-current assets[b]	7,609	9,705	4,011	—	1,288	—	22,613
[a]    See explanation of inventory holding gains and losses on page 200.
[b]    Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.

			$ million
			2021
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	53,748	103,991	157,739
Other income statement items
Production and similar taxes	108	1,200	1,308
Non-current assets
Non-current assets[b] [c]	54,395	108,793	163,188
[a]    Non-US region includes UK $11,248 million
[b]    Non-US region includes UK $19,530 million
[c]    Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.

			$ million
			2020
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	27,413	78,531	105,944
Other income statement items
Production and similar taxes	57	638	695
Non-current assets
Non-current assets[b] [c]	52,493	108,786	161,279
[a]    Non-US region includes UK $13,836 million.
[b]    Non-US region includes UK $19,583 million.
[c]    Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.
4. Segmental analysis – continued

			$ million
			2019
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	47,951	111,356	159,307
Other income statement items
Production and similar taxes	315	1,232	1,547
Non-current assets
Non-current assetsb c	57,757	133,398	191,155
[a]    Non-US region includes UK $17,169 million.
[b]    Non-US region includes UK $22,881 million.
[c]    Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.